Related-Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

14. Related-party Transactions

UCLB

Subsequent to our Series C preferred share financing in August 2018, UCLB is no longer a principal shareholder, and is no longer considered an affiliated entity of the Company as of December 31, 2018.

UCL Technology Fund LP (“UCLTF”) is affiliated with UCLB. On February 6, 2016, UCLB through its associate UCLTF, entered into a Subscription and Shareholders’ Agreement with the Company to purchase an aggregate of 800,298 Series A shares (Note 9). At the same time, UCLB also entered into the UCLB/UCLA License Agreement (Note 9), through which the Company was granted licenses to certain intellectual property rights controlled by UCLB and UCLA to develop and commercialize gene therapy products in certain fields and territories. In 2016, the Company also agreed to sponsor a short-term research program with UCLB with total program costs of $0.5 million. In 2018, 2017, and 2016 the Company incurred $0.2 million, $0.2 million, and $0.4 million of consulting fees, with an affiliate of UCLB, respectively.

GSK

In April 2018, the Company entered into the GSK Agreement with subsidiaries of GSK to acquire a portfolio of autologous ex vivo gene therapy assets and licenses, for rare diseases and option rights on three additional programs in preclinical development from Telethon-OSR (See Note 9). As consideration for the license the Company paid an upfront fee of $14.1 million, incurred an inventory purchase liability of $6.9 million, and issued 12,455,252 Series B convertible preferred shares valued at $93.4 million. Additionally, as part of the GSK agreement, the Company obtained, and is responsible for maintaining the commercial availability of Strimvelis. The Company recorded a loss provision of $18.4 million associated with the contract, as the costs to maintain Strimvelis are expected to significantly exceed revenues.

The issuance of the convertible preferred shares made GSK a principal shareholder in the Company.

The Company and GSK have also separately executed a Transition Services Agreement (“TSA”) as well as an Inventory Sale Agreement, both effective April 11, 2018. The TSA outlined several activities that the Company requested GSK to assist with during the transition period, including but not limited to utilizing GSK to sell, market and distribute Strimvelis, and assist with regulatory, clinical and non-clinical activities for the other non-commercialized products which were ongoing at the date of the GSK Agreement. The TSA is expired in December 2018. In 2018 the Company paid $14.0 million in pass-through research and development and royalty costs with GSK associated with the TSA. As of December 31, 2018, the company had $6.0 million in accrued expenses and accounts payable associated with the GSK TSA.

Convertible preferred shares

In February 2016, entities affiliated with F-Prime Capital purchased 16,006,000 Series A convertible preferred shares.

In December 2017, entities affiliated with F-Prime Capital and Scottish Investment Trust purchased 2,400,900 and 3,201,200 Series B convertible preferred shares.

In December 2017, the Company sold to its Chief Executive Officer, Chief Medical Officer and Senior Vice President of Business Development and Alliance Management 39,825, 9,955 and 3,982 Series B convertible preferred shares.

In August 2018, entities affiliated with Deerfield Management Company and Scottish Mortgage Investment Trust purchased 4,647,500 and 697,125 Series C convertible preferred shares at a price of

In August 2018, the Company sold to its Chief Executive Officer, Chief Financial Officer, and various members of its board of directors 24,979, 9,294, and 90,158 Series C convertible preferred shares.

All convertible preferred shares were converted to ordinary shares as part of the Company’s IPO.

Initial public offering

In November 2018, entities affiliated with Deerfield Management Company, RA Capital Management LLC, Temasek Holdings (Private) Limited, and Scottish Mortgage Investment Trust purchased 3,376,100, 2,057,432, 1,000,000 and 925,000 ADSs, respectively, in the IPO. Subsequent to the IPO and as of December 31, 2018, each of these entities holds more than 5% of the Company’s share capital.

In November 2018, our Chief Executive Officer, Chief Financial Officer, and members of the board of directors purchased 18,500, 5,000, and 13,000 ADRs, respectively, in the IPO.